UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments – December 31, 2007 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value

	Municipal Bonds 110.1%
	Pennsylvania 108.7%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (FGIC Insd) (AMT)	5.625%	01/01/10	$1,306,103
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	1,989,050
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,118,830
1,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A	5.375	11/15/40	1,301,835
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A (MBIA Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	2,215,880
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B (Prerefunded @ 11/15/10)	9.250	11/15/30	1,180,220
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	992,420
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.100	09/01/26	943,030
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,137,980
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,069,300
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,069,300
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,226,137
1,255	Allegheny Cnty, PA Res Mtg Rev Single Family Ser TT (GNMA Collateralized) (AMT)	5.000	05/01/35	1,210,523

995	Allegheny Cnty, PA Res Mtg Single Family Ser MM (GNMA Collateralized) (AMT)	5.200	05/01/33	985,936
1,000	Allegheny Cnty, PA San Auth Swr (FGIC Insd)	5.000	12/01/37	1,032,180
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,555,665
500	Berks Cnty, PA Indl Dev Auth First Mtg Rev Rfdg Douglassville Proj A (AMT)	6.125	11/01/34	474,160
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (a)	5.500	10/01/18	1,950,201
1,000	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	5.900	01/01/27	976,140
1,500	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	6.125	01/01/25	1,505,595
1,000	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	6.250	01/01/35	985,890
400	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	365,668
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,568,715
500	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.250	12/01/15	475,255
900	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.750	12/01/22	865,125
1,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	860,400
2,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	1,678,580
1,250	Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,330,537

1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,074,888
220	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	222,387
1,500	Delaware Cnty, PA Auth College Neumann College Rfdg (b)	6.000	10/01/31	1,524,195
1,760	Delaware Cnty, PA Auth Rev Eastn Univ (Radian Insd)	4.550	10/01/36	1,515,677
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser A (FGIC Insd) (AMT)	5.000	11/01/38	2,971,830
1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser B (FGIC Insd) (AMT) (c)	5.000	11/01/36	1,685,023
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser C (FGIC Insd) (AMT)	5.000	02/01/35	1,652,712
2,500	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Philadelphia Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,548,450
3,535	Delaware Vly, PA Regl Fin Auth	5.750	07/01/17	4,047,009
1,000	Erie, PA Higher Ed Bldg Auth Mercyhurst College Proj Rfdg Ser B	5.000	03/15/23	973,450
3,000	Geisinger Auth PA Hlth Sys (c) (d)	4.061	05/01/37	2,616,750
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,527,832
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	1,878,186
800	Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj Ser A (e)	6.500	07/01/40	803,368
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	1,008,550

1,500	Lancaster, PA Higher Ed Auth College Rev Franklin & Marshall College	5.000	04/15/22	1,567,680
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement Ser A	5.300	12/15/26	930,760
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,531,830
9,000	Lehigh Cnty, PA Gen Purp Auth Rev Saint Lukes Hosp Bethlehem PA (c) (d)	4.282	08/15/42	7,788,150
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem (Prerefunded @ 8/15/13)	5.250	08/15/23	2,159,071
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,668,603
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	1,008,041
500	Lycoming Cnty, PA Auth Hosp Lease Rev Divine Providence Sisters Ser A	6.500	07/01/22	500,165
1,095	Mercer Cnty, PA (FGIC Insd) (a)	5.500	10/01/17	1,179,260
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/25	1,643,415
2,500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125	01/01/37	2,302,200
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14)	6.000	01/01/43	1,133,960
1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,094,643
1,250	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ (Radian Insd)	5.000	04/01/36	1,204,138

1,870	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj Ser FF1 (CIFG Insd)	5.000	05/01/28	1,902,388
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	1,085,557
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	985,810
3,600	Montour, PA Sch Dist (FSA Insd)	5.000	04/01/37	3,761,064
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625	07/01/32	2,036,920
1,040	New Wilmington, PA Mun Auth Rev Westminster College Proj GG4 (Radian Insd)	5.000	05/01/27	1,014,749
1,000	New Wilmington, PA Mun Auth Rev Westminster College Proj GG4 (Radian Insd)	5.125	05/01/33	955,560
1,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg Ser G (AMT)	5.125	12/01/15	972,710
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj Ser A (AMT)	5.100	10/01/27	935,290
4,000	Pennsylvania Hsg Fin Agy Ser 97A (AMT) (c)	4.700	10/01/37	3,653,120
1,500	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 94A (AMT)	5.100	10/01/31	1,478,550
3,005	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250	04/01/32	3,002,686
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A	6.000	01/15/31	3,209,070
1,000	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Allegheny College	4.750	05/01/31	947,280

2,500	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Univ of the Arts Ser A (Radian Insd)	5.000	09/15/33	2,365,000
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,249,399
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	2,001,660
1,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College Ser AA3 (Radian Insd)	5.500	11/01/22	1,026,990
1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ	5.500	06/01/20	1,569,760
645	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	671,632
355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ (a)	5.500	01/01/19	375,867
1,355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ (Prerefunded @ 1/01/13)	5.375	01/01/25	1,481,340
1,500	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A (XLCA Insd)	5.000	11/01/36	1,539,240
2,000	Pennsylvania St Univ	5.000	09/01/35	2,076,600
1,000	Philadelphia, PA Arpt Rev Ser A (MBIA Insd) (AMT)	5.000	06/15/25	1,013,010
2,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	1,925,140
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	949,570
1,100	Philadelphia, PA Auth For Indl Dev Rev Ser A	5.500	09/15/37	1,033,461
4,000	Philadelphia, PA Auth Indl Dev Lease Rev Ser A (MBIA Insd) (Prerefunded @ 2/15/08)	5.375	02/15/27	4,051,240

2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg (AMT)	7.750		12/01/17	2,508,382
7,235	Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev Childrens Hosp Philadelphia Proj Ser A (c)	4.500		07/01/37	6,935,114
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/11	3,358,425
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/12	3,250,351
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/13	3,631,848
1,500	Philadelphia, PA Ser 2001 (FSA Insd) (Prerefunded @ 3/15/11)	5.250		09/15/25	1,595,970
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev Ser B (Prerefunded @ 11/15/14)	5.375		11/15/34	2,504,880
1,000	Southcentral, PA Gen Auth Rev Hosp Hanover Hosp Inc (Radian Insd)	5.000		12/01/30	952,770
2,000	Sto-Rox Sch Dist PA (MBIA Insd) (Prerefunded @ 12/15/10)	5.800		06/15/30	2,146,960
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMBAC Insd) (AMT)	5.500		01/01/19	2,615,375
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375		01/01/18	2,307,982
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375		07/15/17	1,292,604
1,500	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger Ser A	5.450		07/01/35	1,364,310
2,150	Washington Cnty, PA Ser A (AMBAC Insd)	5.125		09/01/27	2,242,794

350	Washington Cnty, PA Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	378,424
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	2,097,557
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone Ser A	5.750	01/01/26	2,357,050
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone Ser A	5.875	01/01/32	853,515
				181,797,852

	Guam 0.6%
1,000	Guam Govt Wtr Wks Auth Wtr & Wastewtr Sys Rev	6.000	07/01/25	1,049,480

	Virgin Islands 0.8%
1,335	Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.000	07/01/25	1,322,718

Total Long-Term Investments 110.1% (Cost $165,842,001)				184,170,050

Short-Term Investments 0.2% (Cost $300,000)				300,000

Total Investments 110.3% (Cost $166,142,001)				184,470,050

Liability for Floating Rate Note Obligations Related to Securities Held (10.7%) (Cost ($17,855,000))

(17,855) Notes with interest rates ranging from 3.50% to 3.92% at December 31, 2007 and contractual maturities of collateral ranging from 2036 to 2042 (f)				(17,855,000)

Total Net Investments 99.6% (Cost $148,287,001)				166,615,050

Other Assets in Excess of Liabilities 0.4%				694,065

Net Assets 100.0%				$167,309,115

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond
(a)	The Fund owns 100% of the outstanding bond issuance.
(b)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(c)	Underlying security related to Inverse Floaters entered into by the Fund.
(d)	Floating Rate Coupon
(e)	Security purchased on a when-issued or delayed delivery basis.
(f)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2007.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Futures contracts outstanding as of December 31, 2007:

Short Contracts:	Contracts	Unrealized Appreciation/ Depreciation
U.S. Treasury Bond Futures, March 2008 (Current Notional Value of $116,375 per contract)	50	$50,141

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008